Annual Total Returns[BarChart] - DWS ESG Core Equity Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(6.07%)	17.02%	38.57%	8.91%	1.80%	11.37%	12.76%	(17.24%)	27.69%	18.77%